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                                                As filed pursuant to Rule 497(e)
                                                under the Securities Act of 1933
                                                Registration No. 333-58314


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
        (PORTION RELATING TO THE DIVERSIFIED STRATEGIES VARIABLE ANNUITY)

                -----------------------------------------------

                SUPPLEMENT TO THE PROSPECTUS DATED JULY 9, 2001

On page 25 of the Prospectus, in the second full paragraph from the top of the page, the second sentence of the paragraph is replaced with the following:

Thus, your beneficiaries may receive no benefit from your election of the Earnings Advantage Benefit if you live past your latest Annuity Date.

Date: August 3, 2001


                Please keep this Supplement with your Prospectus.